Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.2%
Alabama 0.5%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	852,210
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,274,208
		2,126,418
Arizona 3.0%
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group:
Series B, MUNIPSA + 0.25%, 3.55% (a), 1/1/2046	1,730,000	1,704,763
Series B, Prerefunded, MUNIPSA + 0.25%, 3.55% (a), 1/1/2046	320,000	318,992
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,474,759
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	954,872
Series D, 144A, 5.0%, 7/1/2051	1,035,000	974,710
Series G, 144A, 5.0%, 7/1/2051	550,000	517,962
Series A, 144A, 5.25%, 7/1/2047	1,000,000	987,998
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,018,922
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,048,723
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,544,567
144A, 5.0%, 6/15/2049	1,030,000	966,711
144A, 5.0%, 6/15/2052	710,000	660,270
		14,173,249
California 9.0%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,135,000	1,081,604
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,500,000	3,608,291
Series A, 144A, 5.0%, 7/1/2051	750,000	717,084
California, General Obligation, Series A-2, 3.65% (b), 3/1/2024, LOC: State Street B&T Co.	100,000	100,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	5,000,000	569,163
Series B-1, 3.85%, 6/1/2050	2,675,000	2,448,312
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,146,341
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,298,235
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,526,276
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	7,515,000	7,515,000
Series C, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	550,000	550,000

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,173,672
4.0%, 9/1/2046	3,825,000	3,335,408
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	3,365,000	3,540,240
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	235,832
Series A, 144A, 5.0%, 11/15/2051	135,000	114,776
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,900,000	1,876,257
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.51% (b), 3/7/2024, LOC: Wells Fargo Bank NA	300,000	300,000
California, University of California Revenue, Series Z-2, 5.39% (b), 3/7/2024	300,000	300,000
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,310,000	1,213,522
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2037	2,375,000	2,645,131
		42,295,144
Colorado 5.3%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,663,465
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5% 12/1/2049 (c)	2,000,000	1,297,390
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	1,037,630
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	2,153,322
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	6,752,004
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2037	1,695,000	1,679,943
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	962,146
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	418,464
Series B, AMT, 5.5%, 11/15/2042	335,000	380,478
Series B, AMT, 5.5%, 11/15/2043	335,000	378,605
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	510,967
5.0%, 12/1/2034	1,000,000	1,019,360
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,695,000	1,718,693
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	451,994
4.0%, 12/1/2051	1,590,000	1,187,739
		24,612,200
District of Columbia 1.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,168,270
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	975,084
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	1,395,000	1,068,316
		5,211,670
Florida 10.5%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	605,824

Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044 (d)	1,722,553	46,509
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,357,593
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	239,779
Series A-1, 5.0%, 10/1/2033	230,000	239,113
Series A-1, 5.0%, 10/1/2034	230,000	238,113
Series A-1, 5.0%, 10/1/2035	115,000	118,425
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	186,184
Series A-1, 5.0%, 11/1/2058	295,000	295,543
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,727,264
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,083,794
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,026,208
Series A, 144A, 6.375%, 5/1/2053	800,000	812,938
Florida, Development Finance Corp., Brightline Holdings LLC, Series A, 144A, AMT, 8.0% (a), 7/1/2057	500,000	525,107
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	77,095
Series B, 5.0%, 7/1/2042	80,000	82,235
Series A-1, 5.0%, 7/1/2051	70,000	70,376
Series B, 5.0%, 7/1/2051	115,000	115,618
Series A-1, 5.0%, 2/1/2057	100,000	99,916
Series B, 5.0%, 7/1/2057	120,000	119,897
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,500,000	1,537,476
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% (a), 1/1/2049	1,905,000	1,902,481
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	505,949
Series A, 5.0%, 2/15/2048	1,150,000	1,154,269
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	723,620
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,793,805
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,230,592
4.0%, 10/1/2049	1,905,000	1,605,296
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,662,874
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	2,275,000	2,140,473
4.375%, 5/1/2050	1,905,000	1,757,260
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	1,675,000	1,258,551
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,640,000	2,737,908
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	720,000	740,043
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,932,005
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,874,062
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,616,031

Osceola County, FL, Transportation Revenue:
Series A2, Zero Coupon, 10/1/2049	3,400,000	894,439
Series A2, Zero Coupon, 10/1/2051	4,775,000	1,125,539
Series A2, Zero Coupon, 10/1/2054	4,570,000	912,310
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	367,383
Series C, 7.625%, 5/15/2058	455,000	491,347
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	371,481
Series A, 5.5%, 11/15/2049	3,635,000	2,862,799
		49,265,524
Georgia 1.9%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,264,503
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,035,513
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,361,857
		8,661,873
Illinois 5.5%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,468,586
Series A, 5.0%, 12/1/2033	740,000	759,329
Series A, 6.0%, 12/1/2049	1,400,000	1,553,470
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	964,987
Series A, 6.0%, 1/1/2038	2,180,000	2,285,132
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	3,215,000	3,113,987
Series E, 5.25%, 10/1/2052	3,810,000	3,963,237
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (d)	7,935,000	2,142,450
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,551,198
Series A, 5.0%, 12/1/2042	3,610,000	3,704,226
5.5%, 5/1/2039	1,535,000	1,696,997
5.75%, 5/1/2045	1,470,000	1,614,253
		25,817,852
Indiana 1.9%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,351,302
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,687,200
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	690,000	712,172
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	640,563
Series E, 6.125%, 3/1/2057	300,000	323,866
Series F, 7.75%, 3/1/2067	2,000,000	2,113,184
		8,828,287
Iowa 1.6%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	455,000	491,645

Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,632,977
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	250,000	239,660
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B-2, Zero Coupon, 6/1/2065	3,555,000	492,630
“2", Series B1, 4.0%, 6/1/2049	1,550,000	1,565,494
		7,422,406
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,195,000	1,134,292
Kentucky 0.3%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,300,904
Louisiana 0.1%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,413
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-1, 3.65% (b), 3/1/2024, LOC: Toronto-Dominion Bank	600,000	600,000
		610,413
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	450,000	368,086
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	90,000	89,128
Series B, AMT, 4.25%, 7/1/2044	3,800,000	3,772,918
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,000,000	871,642
		5,101,774
Michigan 1.7%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,500,000	1,201,923
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,656,611
4.0%, 9/1/2050	1,660,000	1,491,092
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	920,974
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue:
“1", Series A, 4.0%, 6/1/2049	1,000,000	916,488
Series A2, 5.0%, 6/1/2040	1,770,000	1,860,764
		8,047,852
Minnesota 1.2%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	3,805,000	3,929,689
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	1,895,000	1,682,352
		5,612,041
Missouri 1.7%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,205,344

Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,253,347
Series A, 5.0%, 2/1/2046	665,000	638,460
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	3,875,000	2,974,368
		8,071,519
Nevada 1.1%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,025,048
5.0%, 7/1/2045	1,000,000	1,009,888
5.0%, 7/1/2051	1,000,000	1,001,030
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	16,000,000	2,130,370
		5,166,336
New Hampshire 0.0%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (d)	726,970	14,539
Series A, 144A, 6.25%, 7/1/2042* (d)	880,441	17,609
		32,148
New Jersey 2.7%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	451,138
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038 (e)	400,000	466,954
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039* (d)	3,795,000	2,514,825
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (d)	1,625,000	1,127,854
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,525,805
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	780,000	743,715
Series B, AMT, 3.5%, 12/1/2039	1,175,000	1,134,805
Series C, AMT, 5.0%, 12/1/2053	605,000	588,066
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,160,000	1,200,362
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	2,055,030
		12,808,554
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,147,888
New York 7.0%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,070,515
Series A, 4.0%, 11/1/2050	2,500,000	2,042,756
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	4,750,000	3,768,963
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	457,938

New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.51% (b), 3/7/2024, LOC: TD Bank NA	100,000	100,000
Series 2012-G1, 3.78% (b), 3/1/2024, LOC: Barclays Bank PLC	1,800,000	1,800,000
Series E-1, 3.78% (b), 3/1/2024, LOC: Barclays Bank PLC	420,000	420,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	500,000	475,794
Series A, 4.0%, 7/1/2052	590,000	539,908
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,401,635
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	465,782
AMT, 4.0%, 12/1/2042	1,200,000	1,127,184
AMT, 5.375%, 8/1/2036	900,000	940,415
AMT, 5.375%, 6/30/2060	2,085,000	2,188,992
AMT, 6.0%, 6/30/2054	250,000	275,367
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	604,733
Series B, 5.0%, 6/1/2048	2,800,000	2,533,722
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,920,654
Series E-1, 3.0%, 11/1/2039	2,355,000	2,065,180
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,558,357
New York, NY, General Obligation, Series G-6, 3.5% (b), 3/1/2024, LOC: Mizuho Bank Ltd.	1,565,000	1,565,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028* (d)	2,125,000	1,381,250
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AGMC	1,000,000	1,157,664
		32,861,809
North Carolina 0.4%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	660,000	674,779
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,155,000	1,148,742
		1,823,521
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	315,000	331,222
Ohio 4.0%
Buckeye, OH, Tobacco Settlement Financing Authority:
“2", Series B-3, Zero Coupon, 6/1/2057	15,000,000	1,573,059
“2", Series B-2, 5.0%, 6/1/2055	4,300,000	4,103,739
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,166,403
Series A, 5.0%, 1/1/2052	1,000,000	915,822
Series A, 5.75%, 1/1/2053	380,000	391,627
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,605,391
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	713,770
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	2,987,190
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,389,501
		18,846,502

Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,561,740
Series A, 5.5%, 8/15/2041	1,360,000	1,352,994
Series A, 5.5%, 8/15/2044	1,445,000	1,421,135
		4,335,869
Pennsylvania 1.5%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	403,000	386,373
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	855,294
5.25%, 7/1/2041	900,000	852,862
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	2,970,000	2,558,639
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 4.0%, 5/15/2043	875,000	854,926
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	995,000	983,714
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,354
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	682,503
		7,194,665
South Carolina 1.0%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	903,845
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,741,806
Series A, 4.0%, 12/1/2052	2,160,000	2,000,596
		4,646,247
South Dakota 0.4%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,692,848
Tennessee 1.5%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	933,625
Series B, AMT, 4.0%, 7/1/2054	500,000	454,608
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	919,261
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	2,823,897
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0% 4/1/2031 (c)	750,000	691,396
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,200,000	1,270,306
		7,093,093
Texas 8.9%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,081,817
Zero Coupon, 1/1/2032	3,500,000	2,642,310
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,591,902

Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	3,015,000	3,056,348
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,068,665
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,260,401
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	383,227
Series A, 5.0%, 10/1/2051	735,000	584,173
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	172,422
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	235,608
Series A, 5.0%, 8/1/2038	2,830,000	2,838,088
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	1,275,000	1,293,561
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project:
Series A-2, Zero Coupon, 12/31/2030	1,172,249	655,856
Series A-1, 7.25%, 12/31/2030	6,105,000	6,075,006
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,294,692
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	150,000	131,191
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,634,627
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,360,000	2,450,868
		41,450,762
Utah 1.5%
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2036	1,565,000	1,511,040
Series A, 4.0%, 10/15/2041	600,000	538,969
Series A, 4.0%, 10/15/2042	785,000	696,563
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	885,270
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,393,538
		7,025,380
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	2,033,233
Virginia 3.8%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	923,128
5.0%, 1/1/2046	1,530,000	1,292,490
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, Series A, 5.25%, 9/1/2049	790,000	732,346
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living, Series A, 5.375%, 9/1/2054	685,000	635,009
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041*	11,070,000	27,675
Series B, 5.625%, 9/1/2041 (d) (f)	7,416,000	2,595,600
144A, 7.5%, 9/1/2045 (d) (f)	2,284,000	799,400

Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,399,560
144A, 5.0%, 9/1/2045	4,650,000	4,439,251
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,121,656
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC, AMT, 4.0%, 1/1/2038	1,000,000	986,239
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,500,000	1,461,771
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	878,150
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	430,000	443,991
		17,736,266
Washington 2.4%
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	360,000	382,425
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048	4,120,000	3,108,700
Series B, 3.0%, 7/1/2058	2,080,000	1,417,394
Washington, State Housing Finance Commission, Emerald Heights:
Series B-2, 4.0%, 7/1/2026	1,110,000	1,110,138
Series B-1, 4.75%, 7/1/2027	305,000	305,032
Washington, State Housing Finance Commission, Panorama Project, 3.3% (b), 3/7/2024, LOC: Wells Fargo Bank NA	2,050,000	2,050,000
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	639,811
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,291,611
Series A, 144A, 5.0%, 7/1/2053	1,125,000	813,726
		11,118,837
Wisconsin 7.1%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	3,871,877
Series B, 5.0%, 7/1/2048	1,910,000	1,468,282
Series B, 5.0%, 7/1/2053	2,875,000	2,131,483
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,278,377
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,907,217
5.0%, 7/1/2052	910,000	851,156
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	476,719
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,487,365
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	1,290,000	1,023,998
Wisconsin, Public Finance Authority, Pollution Control Revenue, Duke Energy Progress Project, Series A-2, 3.7% (a), 10/1/2046	2,700,000	2,730,813
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	219,385
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,508
144A, 4.0%, 4/1/2052	440,000	360,792
144A, Prerefunded, 4.0%, 4/1/2052	15,000	16,524

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	546,286
144A, 5.75%, 5/1/2054	3,570,000	2,932,076
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,130,936
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	882,331
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health Inc., Obligated Group, Series A, 4.0%, 4/1/2039	1,135,000	1,114,555
		33,435,680
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	675,839
Puerto Rico 4.8%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,840,735
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2024	41,737	41,185
Series A, Zero Coupon, 7/1/2033	3,602,431	2,321,920
Series A1, 4.0%, 7/1/2033	1,255,987	1,233,857
Series A1, 4.0%, 7/1/2035	230,098	223,346
Series A1, 4.0%, 7/1/2037	2,007,160	1,917,000
Series A1, 4.0%, 7/1/2041	2,098,773	1,949,411
Series A1, 5.375%, 7/1/2025	285,097	289,463
Series A1, 5.625%, 7/1/2027	282,516	298,462
Series A1, 5.75%, 7/1/2031	269,953	301,492
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	6,800,000	6,803,889
Series A-1, 5.0%, 7/1/2058	1,000,000	1,007,498
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	4,125,005
		22,353,263
Other 0.5%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,325,261	2,513,056
Total Municipal Investments (Cost $482,758,734)		455,616,436

Corporate Bonds 1.1%
Consumer Discretionary
Grand Canyon University:
4.125%, 10/1/2024	3,000,000	2,907,300
5.125%, 10/1/2028	2,165,000	1,947,526
Total Corporate Bonds (Cost $5,051,812)		4,854,826

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.312% (g), 3/28/2024 (Cost $547,809)	550,000	547,822

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $2,515,603)	172,000	1,940,160

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.01% (h) (Cost $19,914)	19,912	19,914

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $490,893,872)	98.8	462,979,158
Other Assets and Liabilities, Net	1.2	5,671,118
Net Assets	100.0	468,650,276
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	When-issued or delayed delivery securities included.
(f)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$455,616,436	$—	$455,616,436
Corporate Bonds	—	4,854,826	—	4,854,826
Government & Agency Obligations	—	547,822	—	547,822
Closed-End Investment Companies	1,940,160	—	—	1,940,160
Open-End Investment Companies	19,914	—	—	19,914
Total	$1,960,074	$461,019,084	$—	$462,979,158

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH3
R-080548-2 (1/25)